Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets measured at fair value on a recurring basis as of March 31, 2019 and 2018 were as follows:

	March 31, 2019		March 31, 2018
	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs
	(Level 1)	(Level 2)	(Level 1)	(Level 2)
Assets
Short-term marketable securities *	$481,883	$—	$549,821	$—
Long-term marketable securities *	302,817	—	225,639	—
Long-term equity instruments *	1,505	—	—	—
Forward contracts	—	—	—	411
	$786,205	$—	$775,460	$411
Liabilities
Forward contracts	$—	$(4,063)	$—	$(888)
	$—	$(4,063)	$—	$(888)

*Refer to Note 3 for additional details on marketable securities.